                                  OPPENHEIMER MIDCAP FUND
                            Supplement dated November 10, 2004,
             to the Statement of Additional Information dated December 23, 2003

This supplement amends the Statement of Additional Information ("SAI") of the Fund and is
in addition to the July 6, 2004 supplement to the Fund:

      1. The  first  paragraph  of the  section  titled  "Investment  in  Other  Investment
      Companies", on page 11, is deleted in its entirety and replaced with the following:

               Investment  in Other  Investment  Companies.  The Fund can also invest in the securities of other investment  companies,  which can include open-end funds, closed-end funds and unit investment trusts,  subject to the limits set forth in the Investment  Company Act that apply to those types of investments,  and
               the  following  additional   limitation:   the  Fund  cannot  invest  in  the
               securities  of other  registered  investment  companies  or  registered  unit investment  trusts  in  reliance  on  sub-paragraph  (F) or  (G)  of  section
               12(d)(1) of the Investment  Company Act. For example,  the Fund can invest in
               Exchange-Traded  Funds, which are typically open-end funds or unit investment trusts, listed on a stock exchange.  The Fund might do so as a way of gaining exposure to the segments of the equity or  fixed-income  markets  represented by the  Exchange-Traded  Funds' portfolio,  at times when the Fund may not be able to buy those portfolio securities directly.

      2.  The section titled "Non-Fundamental Investment Restrictions" on page 23 is amended to add the following bullet point following the forth bullet point:

o     The Fund cannot invest in the securities of other registered investment companies or registered unit investment trusts in reliance on sub-paragraph (F) or (G) of section 12(d)(1) of the Investment Company Act.

November 10, 2004                                                 PX0745.018